UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2019

Date of reporting period: April 30, 2019

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

THE ADVISORS’ INNER CIRCLE FUND

Global Managed Volatility Fund

SEMI-ANNUAL REPORT TO SHAREHOLDERS

April 30, 2019

This information must be preceded or accompanied by a current prospectus. Investors should read the prospectus carefully before investing.

Beginning on March 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-888-FUND-LSV (1-888-386-3578). Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all LSV Funds if you invest directly with the Fund.

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

(Unaudited)

The total net of fees return of the LSV Global Managed Volatility Fund Institutional Class Shares, the MSCI AC World Index (the benchmark) and the MSCI AC World Minimum Volatility Index for the trailing periods ending April 30, 2019 were as follows:

	6-Months Trailing	One Year	Three Years	Since Inception
LSV Global Managed Volatility Fund, Institutional Class Shares*
	4.65%	2.78%	8.40%	5.53%
Benchmark:
MSCI AC World Index	9.38%	5.06%	11.36%	6.40%
Volatility Index
MSCI AC World Minimum Volatility Index	8.66%	9.96%	9.10%	8.61%

*Periods longer than 1-year are annualized; inception date 6/26/2014; net of fees.

Institutional Class Shares performance as of 3/31/19: 2.59% (1 year) and 5.47% (Since Inception). The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 888-FUND-LSV (888-386-3578).

Global stocks as represented by the MSCI AC World Index finished up 9.38% for the six months ending April 30, 2019. Global low volatility stocks modestly underperformed over the period as the MSCI AC World Minimum Volatility Index was up 8.66%. Value stocks broadly underperformed across the globe—the MSCI AC World Value Index was up 6.63% while the MSCI AC World Growth Index was up 12.13%. The LSV Global Managed Volatility Fund was up 4.65%. Despite faltering in late 2018, global equity markets climbed higher over the past six months thanks to lower interest rate guidance from global central banks, the prospects of a U.S.-China trade resolution and better-than-expected corporate earnings and economic data. From a sector perspective, Technology and Real Estate stocks outperformed while Energy and Health Care lagged.

The LSV Global Managed Volatility Fund holds securities that are believed to have less volatility than the overall equity markets and high expected returns based on LSV’s quantitative alpha model. The portfolio decision making process is quantitative and stocks are ranked simultaneously on an array of variables in order to arrive at an overall expected return ranking for each stock in the universe. Next, stocks are ranked on an assortment of factors to estimate a risk score. The risk score is a function of beta, standard deviation and volatility of operating performance (cash flows and earnings).

The underperformance of lower beta value stocks has been a head-wind for our low volatility, deep value approach. Over the last six months, lower volatility stocks that were cheap on the basis of earnings and cash flow, which we favor, performed particularly poorly. Performance attribution also indicates that both stock and sector selection detracted from the Fund’s relative returns over the period. From a stock selection perspective, relative losses were concentrated within the Consumer Staples and Technology sectors as our holdings within the Tobacco and IT Consulting industries underperformed. From a sector perspective, losses came primarily from our underweight positions in the Technology and Industrials sectors. Top individual contributors included our underweight to Apple as well as not holding UnitedHealth and Wells Fargo. Overweight positions in Tyson Foods, Exelon and Entergy also added value. The main individual detractors included overweights to Walgreens, Senior Housing Properties, Altria, Amdocs, Target and Pfizer as well as not holding Facebook, Microsoft, Amazon, Tencent and Alibaba.

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

(Unaudited)

In the short period since the Fund’s inception since June 26, 2014 low volatility equity strategies have outperformed relative to the broad market indices. The Minimum Volatility Indices and Low Volatility strategies correlated with the indices are trading at premiums relative to the market and their history. Given LSV’s emphasis on attractive valuations, the LSV Global Managed Volatility Fund is trading at a deep discount relative to the benchmark and the Volatility Index while at the same time offering less volatility than the market.

The Fund is trading at 12.4x forward earnings compared to 15.8x for the MSCI AC World Index, 1.8x book value compared to 2.3x for the benchmark and 7.9x cash flow compared to 11.5x for the benchmark. The Fund is overweight the Utilities and Consumer Staples sectors while underweight Information Technology and Industrials. Country bets are constrained relative to the benchmark and are within +/-3% of the country weights in the MSCI AC World Index.

Our organization remains stable and our research team continues to pursue an active research agenda in which we are looking for better ways to measure value and identify signs of positive change. As always, we are focused on delivering the long-term results that our investors have come to expect from LSV and that we have delivered for clients since 1994.

This material represents the manager’s assessment of the portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice. Investing involves risk including loss of principal. The information provided herein represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice.

Forward earnings is not a forecast of the Fund’s future performance. Investing involves risk, including possible loss of principal. Investments in smaller companies typically exhibit higher volatility.

The MSCI AC World Index is a market capitalization weighted index designed to provide a broad measure of equity-market performance throughout the world.

The MSCI AC World Value Index captures large and mid-cap securities exhibiting overall value style characteristics across 23 developed Markets countries.

The MSCI AC World Minimum Volatility Index aims to reflect the performance characteristics of a minimum variance strategy applied to large and mid-cap equities across 23 Developed Markets (DM) and 23 Emerging Markets (EM) countries.

Index Returns are for illustrative purposes only and do not represent actual fund performance. Index performance returns do not reflect any manage fees, transaction costs or expenses. Indexes are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

April 30, 2019	(Unaudited)

Sector Weightings †:

†	Percentages are based on total investments.

Schedule of Investments LSV Global Managed Volatility Fund

	Shares	Value (000)

U.S. Common Stock (54.0%)
Aerospace & Defense (0.7%)
Raytheon	900	$160

Agricultural Products (0.3%)
Ingredion	700	66

Application Software (0.5%)
CDK Global	1,900	115

Asset Management & Custody Banks (0.5%)
New Mountain Finance	7,700	108

Automotive (0.5%)
Cooper-Standard Holdings*	300	15
Ford Motor	9,400	98

		113

Automotive Retail (1.5%)
AutoZone*	330	339

Biotechnology (0.8%)
Amgen	700	125
Gilead Sciences	900	59

		184

Chemicals (0.3%)
Eastman Chemical	900	71

Commercial Services (0.7%)
Sykes Enterprises*	1,600	44
Western Union	5,400	105

		149

Computers & Services (2.8%)
Apple	1,100	221
eBay	2,900	112
Oracle	4,900	271

		604

LSV Global Managed Volatility Fund

	Shares	Value (000)

Consumer Staples (0.6%)
Kimberly-Clark	1,000	$128

Drug Retail (1.1%)
Walgreens Boots Alliance	4,600	246

Electrical Services (5.7%)
Ameren	3,500	255
Edison International	1,400	89
Entergy	3,900	378
Exelon	8,800	448
FirstEnergy	1,900	80

		1,250

Environmental & Facilities Services (1.7%)
Republic Services, Cl A	1,300	108
Waste Management	2,500	268

		376

Financial Services (0.5%)
Arbor Realty Trust	8,600	118

Food, Beverage & Tobacco (3.9%)
Altria Group	4,500	245
JM Smucker	2,000	245
Molson Coors Brewing, Cl B	900	58
Tyson Foods, Cl A	4,000	300

		848

Gas/Natural Gas (0.5%)
National Fuel Gas	1,700	101

General Merchandise Stores (1.7%)
Target	4,700	364

Health Care Facilities (0.5%)
HCA Holdings	800	102

Health Care REIT’s (0.3%)
Senior Housing Properties Trust	7,200	58

Insurance (3.8%)
Aflac	2,700	136
Allstate	3,600	357
American Financial Group	1,300	134
Berkshire Hathaway, Cl B*	900	195

		822

IT Consulting & Other Services (1.9%)
Amdocs	4,200	231
International Business Machines	1,300	183

		414

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2019	(Unaudited)

LSV Global Managed Volatility Fund

	Shares	Value (000)

Machinery (0.9%)
Allison Transmission Holdings	4,100	$192

Media & Entertainment (0.4%)
Comcast, Cl A	2,200	96

Mortgage REIT’s (1.8%)
Annaly Capital Management	10,200	103
MFA Financial	10,000	75
Starwood Property Trust	4,900	113
Two Harbors Investment	6,900	96

		387

Multimedia (0.5%)
Walt Disney	800	110

Paper Packaging (1.2%)
Sealed Air	2,300	107
Sonoco Products	2,600	164

		271

Petroleum & Fuel Products (3.2%)
Chevron	2,100	252
ExxonMobil	2,400	193
Phillips 66	1,800	170
Valero Energy	1,000	90

		705

Pharmaceuticals (5.6%)
AbbVie	700	56
Eli Lilly	900	105
Johnson & Johnson	2,300	325
Merck	4,000	315
Pfizer	10,400	422

		1,223

Real Estate (0.4%)
Spirit Realty Capital	2,420	98

Retail (1.7%)
Brinker International	1,600	69
Kohl’s	800	57
Kroger	3,800	98
Walmart	1,500	154

		378

Semi-Conductors/Instruments (1.9%)
Intel	8,100	413

Specialized REIT’s (0.6%)
Gaming and Leisure Properties	3,000	121

Telephones & Telecommunications (5.0%)
AT&T	5,093	158

LSV Global Managed Volatility Fund

	Shares	Value (000)

Telephones & Telecommunications (continued)
Cisco Systems	3,300	$185
F5 Networks*	600	94
Juniper Networks	3,100	86
Motorola Solutions	600	87
Verizon Communications	8,400	480

		1,090

TOTAL U.S. COMMON STOCK (Cost $11,057)		11,820

Foreign Common Stock (45.0%)
Australia (1.4%)
AGL Energy	12,700	199
Coca-Cola Amatil	15,800	98

		297

Belgium (1.1%)
Ageas	2,200	116
Proximus SADP	4,200	118

		234

Canada (4.8%)
Bank of Montreal	1,500	118
Bank of Nova Scotia	1,900	105
Canadian Imperial Bank of Commerce	900	76
Canadian Tire, Cl A	1,100	121
Loblaw	2,100	103
National Bank of Canada	1,700	81
Power Financial	4,300	103
TELUS	7,100	261
Toronto-Dominion Bank	1,400	80

		1,048

China (0.3%)
Shenzhen Expressway, Cl H	54,000	66

Denmark (0.4%)
Scandinavian Tobacco Group(A)	7,200	85
Spar Nord Bank	900	8

		93

France (3.4%)
Cie Generale des Etablissements Michelin SCA	800	103
Sanofi	3,700	322
Societe BIC	1,400	121

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2019	(Unaudited)

LSV Global Managed Volatility Fund

	Shares	Value (000)

France (continued)
Total	3,800	$211

		757

Germany (1.5%)
Evonik Industries	3,800	113
Muenchener Rueckversicherungs	600	150
Talanx	1,500	60

		323

Hong Kong (2.8%)
China Mobile	28,100	268
China Telecom, Cl H	146,000	75
Dah Sing Banking Group	30,400	58
Johnson Electric Holdings	28,000	66
Kerry Properties	20,000	85
NWS Holdings	33,000	69

		621

Hungary (0.5%)
Magyar Telekom Telecommunications	70,500	111

Israel (0.7%)
Bank Hapoalim	9,300	68
Mizrahi Tefahot Bank	3,500	76

		144

Italy (1.0%)
Enel	14,100	89
Hera	34,500	123

		212

Japan (8.4%) ‡
AEON REIT Investment	140	169
Aisin Seiki	3,300	128
Astellas Pharma	4,800	66
Canon	3,100	86
Canon Electronics	1,300	21
DCM Holdings	10,000	99
Doutor Nichires Holdings	1,300	25
FUJIFILM Holdings	2,500	117
Honda Motor	3,400	95
ITOCHU	7,700	139
Japan Airlines	4,000	132
KDDI	4,200	97
Mitsubishi Shokuhin	1,900	49
Nippon Flour Mills	3,700	63
Nippon Telegraph & Telephone	5,700	237

LSV Global Managed Volatility Fund

	Shares	Value (000)

Japan (continued)
Teijin	5,400	$93
Toyota Motor	1,700	106
Ube Industries	3,800	81
Yamaguchi Financial Group	5,800	43

		1,846

Malaysia (0.9%)
AMMB Holdings	22,300	24
RHB Bank	121,200	175

		199

Netherlands (1.7%)
Koninklijke Ahold Delhaize	6,900	166
Royal Dutch Shell, Cl B	2,900	93
Signify(A)	3,700	111

		370

New Zealand (0.4%)
Z Energy	21,000	89

Russia (0.3%)
LUKOIL PJSC ADR	700	60

Singapore (1.8%)
Ascott Residence Trust	127,200	112
DBS Group Holdings	5,000	104
United Overseas Bank	8,300	170

		386

South Africa (0.1%)
Astral Foods	1,600	20

South Korea (2.6%)
KB Financial Group	2,000	79
Kia Motors	2,000	78
KT&G	1,400	122
LG Uplus	4,100	50
Samsung Card	3,100	99
SK Telecom	700	148

		576

Sweden (0.6%)
Resurs Holding(A)	20,100	124

Switzerland (2.3%)
Roche Holding AG	800	211
Swiss Life Holding	300	141

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2019	(Unaudited)

LSV Global Managed Volatility Fund

	Shares	Value (000)

Switzerland (continued)
Valiant Holding	1,400	$157

		509

Taiwan (1.8%)
China Motor	77,000	69
Greatek Electronics	59,000	82
International CSRC Investment Holdings	33,492	46
SinoPac Financial Holdings	216,000	83
Taichung Commercial Bank	325,498	126

		406

Thailand (1.2%)
Kiatnakin Bank	27,300	56
PTT Global Chemical	25,800	56
Tisco Financial Group	59,600	156

		268

United Kingdom (5.0%)
BAE Systems	30,300	195
BP	13,400	98
BT Group, Cl A	44,200	132
GlaxoSmithKline	12,000	246
Imperial Brands	7,000	223
Royal Mail	15,800	52
Tate & Lyle	14,700	147

		1,093

TOTAL FOREIGN COMMON STOCK (Cost $10,061)		9,852

LSV Global Managed Volatility Fund

	Face Amount (000)	Value (000)

Repurchase Agreement (0.3%)
Morgan Stanley 2.500%, dated 04/30/19, to be repurchased on 05/01/19, repurchase price $63 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $55, 0.000% - 3.000%, 10/31/19 - 11/15/44; total market value $65)	$63	$63

TOTAL REPURCHASE AGREEMENT (Cost $63)		63

Total Investments – 99.3% (Cost $21,181)		$21,735

Percentages are based on Net Assets of $21,897 (000).

*	Non-income producing security.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

ADR — American Depositary Receipt

Cl — Class

PJSC — Public Joint Stock Company

REIT — Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2019	(Unaudited)

The following is a list of the level of inputs used as of April 30, 2019, in valuing the Fund’s investments carried at value ($000):

Investments in Securities	Level 1	Level 2‡	Level 3	Total
Common Stock
United States	$11,820	$–	$–	$11,820

Foreign Common Stock
Australia	297	–	–	297
Belgium	234	–	–	234
Canada	1,048	–	–	1,048
China	66	–	–	66
Denmark	93	–	–	93
France	757	–	–	757
Germany	323	–	–	323
Hong Kong	621	–	–	621
Hungary	111	–	–	111
Israel	144	–	–	144
Italy	212	–	–	212
Japan	–	1,846	–	1,846
Malaysia	199	–	–	199
Netherlands	370	–	–	370
New Zealand	89	–	–	89
Russia	60	–	–	60
Singapore	386	–	–	386
South Africa	20	–	–	20
South Korea	576	–	–	576
Sweden	124	–	–	124
Switzerland	509	–	–	509
Taiwan	406	–	–	406
Thailand	268	–	–	268
United Kingdom	1,093	–	–	1,093

Total Foreign Common Stock	8,006	1,846	–	9,852

Repurchase Agreement	–	63	–	63

Total Investments in Securities	$19,826	$1,909	$–	$21,735

‡Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy during the reporting period. Changes in the classification between Level 1 and 2 occur primarily when foreign equity securities are fair valued using other observable market-based inputs in place of closing exchange prices due to events occurring after foreign market closures or foreign market holidays. All Japanese securities were deemed temporarily illiquid due to extended holiday market closure. The total temporarily illiquid securities represent 8.4% of Net Assets. Total value of these securities is $1,846.

For the six month period ended April 30, 2019, there were transfers from Level 1 to Level 2 investments as a result of fair valuation of foreign equity securities. Transfers, if any, between levels are considered to have occurred as of the end of the period.

For the six month period ended April 30, 2019, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Statement of Assets and Liabilities (000)

April 30, 2019	(Unaudited)

	LSV Global Managed Volatility Fund
Assets:
Investments at Value (Cost $21,181)	$21,735
Foreign Currency, at Value (Cost $116)	114
Dividends and Interest Receivable	60
Reclaim Receivable	15
Prepaid Expenses	7
Total Assets	21,931
Liabilities:
Payable to Custodian	12
Payable due to Transfer Agent	9
Payable due to Printing Fees	8
Payable due to Investment Adviser	3
Payable due to Administrator	1
Payable due to Trustees	—
Payable due to Distributor	—
Payable due to Chief Compliance Officer	—
Other Accrued Expenses	1
Total Liabilities	34
Net Assets	$21,897

Net Assets Consist of:
Paid-in Capital	$21,093
Total distributable earnings	804
Net Assets	$21,897

Net Asset Value, Offering and Redemption Price Per Share — Institutional Class Shares ($21,697 ÷ 1,968,071 shares)(1)	$11.02

Net Asset Value, Offering and Redemption Price Per Share — Investor Class Shares ($200 ÷ 18,127 shares)(1)	$11.06	*

(1)	Shares have not been rounded.
*	Net Assets divided by Shares do not calculate to the stated NAV because Net Asset amounts are shown rounded.

Amounts designated as “-” are $0 or have been rounded $0.

The accompanying notes are an integral part of the financial statements

Statement of Operations (000)

For the six months ended April 30, 2019	(Unaudited)

LSV Global Managed Volatility Fund
Investment Income:
Dividend Income	$374
Interest Income	2
Foreign Taxes Withheld	(20)
Total Investment Income	356
Expenses:
Investment Advisory Fees	60
Administration Fees	5
Trustees’ Fees	—
Chief Compliance Officer Fees	—
Distribution Fees - Investor Class	—
Transfer Agent Fees	27
Registration and Filing Fees	17
Custodian Fees	14
Printing Fees	5
Professional Fees	1
Insurance and Other Fees	3
Total Expenses	132
Less: Waiver of Investment Advisory Fees	(57)
Less: Fees Paid Indirectly — (see Note 4)	—
Net Expenses	75
Net Investment Income	281
Net Realized Gain on Investments	118
Net Realized Loss on Foreign Currency Transactions	(2)
Net Change in Unrealized Appreciation (Depreciation) on Investments	425
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency Translation	—
Net Realized and Unrealized Gain on Investments	541
Net Increase in Net Assets Resulting from Operations	$822

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Statements of Changes in Net Assets (000)

For the six months ended April 30, 2019 (Unaudited) and for the year ended October 31, 2018

	LSV Global Managed Volatility Fund
	11/1/2018 to 04/30/2019	11/1/2017 to 10/31/2018
Operations:
Net Investment Income	$281	$419
Net Realized Gain on Investments and Foreign Currency
Transactions	116	272
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translation	425	(508)
Net Increase in Net Assets Resulting from Operations	822	183
Distributions
Institutional Class Shares	(749)	(585)
Investor Class Shares	(5)	(10)
Total Distributions	(754)	(595)
Capital Share Transactions:
Institutional Class Shares:
Issued	4,104	14,509
Reinvestment of Dividends and Distributions	748	585
Redeemed	(3,571)	(2,123)
Net Increase from Institutional Class Shares Transactions	1,281	12,971
Investor Class Shares:
Issued	58	12
Reinvestment of Dividends and Distributions	5	10
Redeemed	(24)	—
Net Increase from Investor Class Shares Transactions	39	22
Net Increase in Net Assets Derived from Capital Share Transactions	1,320	12,993
Total Increase in Net Assets	1,388	12,581
Net Assets:
Beginning of Period	20,509	7,928
End of Period	$21,897	$20,509

Shares Transactions:
Institutional Class:
Issued	382	1,315
Reinvestment of Dividends and Distributions	74	52
Redeemed	(349)	(185)
Total Institutional Class Share Transactions	107	1,182
Investor Class:
Issued	5	1
Reinvestment of Dividends and Distributions	1	1
Redeemed	(2)	(1)
Total Investor Class Share Transactions	4	1
Net Increase in Shares Outstanding	111	1,183

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Financial Highlights

For six months ended April 30, 2019 (Unaudited) and for the years or period ended October 31,

	Net Asset Value Beginning of Period	Net Investment Income(1)	Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gain	Total Dividends and Distributions	Net Asset Value End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate‡

LSV Global Managed Volatility Fund
Institutional Class Shares
2019*	$10.94	$0.15	$0.32	$0.47	$(0.26)	$(0.13)	$(0.39)	$11.02	4.65%	$21,697	0.75%	1.32%	2.79%	17%
2018	11.46	0.28	0.03	0.31	(0.31)	(0.52)	(0.83)	10.94	2.54	20,351	0.75	1.51	2.53	23
2017	10.06	0.25	1.36	1.61	(0.21)	–	(0.21)	11.46	16.29	7,784	0.75	2.45	2.35	43
2016	9.77	0.26	0.24	0.50	(0.20)	(0.01)	(0.21)	10.06	5.23	5,059	0.75	4.08	2.66	35
2015	10.05	0.24	(0.41)	(0.17)	(0.09)	(0.02)	(0.11)	9.77	(1.68)	3,520	0.75	6.24	2.41	14
2014**	10.00	0.07	(0.02)	0.05	–	–	–	10.05	0.50	2,110	0.75	7.65	2.10	3

Investor Class Shares
2019*	$10.96	$0.13	$0.33	$0.46	$(0.23)	$(0.13)	$(0.36)	$11.06	4.57%	$200	1.00%	1.57%	2.50%	17%
2018	11.48	0.25	0.03	0.28	(0.28)	(0.52)	(0.80)	10.96	2.27	158	1.00	1.85	2.24	23
2017	10.06	0.21	1.38	1.59	(0.17)	–	(0.17)	11.48	16.01	144	1.00	2.78	1.97	43
2016	9.75	0.22	0.25	0.47	(0.15)	(0.01)	(0.16)	10.06	4.96	262	1.00	4.40	2.22	35
2015	10.05	0.22	(0.41)	(0.19)	(0.09)	(0.02)	(0.11)	9.75	(1.96)	267	1.00	6.58	2.23	14
2014**	10.00	0.05	–	0.05	–	–	–	10.05	0.50	269	1.00	7.49	1.35	3

*	For the six-month period ended April 30, 2019. All ratios for the period have been annualized.
**	Commenced operations on June 25, 2014. All ratios for the period have been annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	Portfolio turnover rate is for the period indicated and has not been annualized.
(1)	Per share calculations were performed using average shares for the period indicated.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Notes to Financial Statements

April 30, 2019	(Unaudited)

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 54 funds. The financial statements herein are those of the LSV Global Managed Volatility Fund, a diversified Fund (the “Fund”). The Fund seeks long-term growth of capital by investing at least 40% of its assets in non-US companies. The Fund commenced operations on June 25, 2014, offering Institutional Class Shares and Investor Class Shares. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.	Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Fund’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser that such limits have been exceeded. In such event, the adviser makes the determination whether a Committee meeting should be called based on the information provided.

The Fund uses MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving,

Notes to Financial Statements

April 30, 2019	(Unaudited)

generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts the Fund’s Administrator and can request that a meeting of the Committee be held. As of April 30, 2019, there was one security valued in accordance with Fair Value Procedures. If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended April 30, 2019, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e. the last three open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended April 30, 2019, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended April 30, 2019, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income— Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Notes to Financial Statements

April 30, 2019	(Unaudited)

Investments in Real Estate Investment Trusts (REIT) — With respect to the Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal yearend, and may differ from the estimated amounts.

Repurchase Agreements — In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. Provisions of the repurchase agreements and procedures adopted by the Board require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/ or posted to the counterparty and create one single net payment due to or from the Fund.

At April 30, 2019, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows (000):

Counterparty	Repurchase Agreement	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount(2)
Morgan Stanley	$63	$63	$—	$—

(1) The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(2) Net amount represents the net amount receivable due from the counterparty in the event of default.

Foreign Currency Translation— The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Expenses— Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.

Classes— Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders— Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

3.	Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust

Notes to Financial Statements

April 30, 2019	(Unaudited)

for serving as officers of the Trust other than the Chief Compliance Officer (“CCO”) as described below.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and reviewed by the Board.

4.	Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Fund, along with other series of the Trust advised by LSV Asset Management (the “Adviser”), and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended April 30, 2019, the Fund paid $5,132 for these services.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

The Fund has adopted a distribution plan under Rule 12b-1 under the 1940 Act for Investor Class Shares that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. The maximum annual distribution fee for Investor Class Shares of the Fund is 0.25% annually of the average daily net assets. For the period ended April 30, 2019, the Fund incurred $207 of distribution fees.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the period ended April 30, 2019, the Fund earned $22 in cash management credits which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5.	Investment Advisory Agreement:

The Trust and the Adviser are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 0.60% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive its fee (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit the Fund’s total operating expenses after fee waivers and/or expense reimbursements to a maximum of 0.75% and 1.00% of the Fund’s Institutional Class and Investor Class Shares’ average daily net assets, respectively, through February 28, 2020.

6.	Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended April 30, 2019, were as follows (000):

Purchases
Other	$4,249
Sales
Other	$3,477

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or to paid-in-capital, as appropriate, in the period that the differences arise.

Notes to Financial Statements

April 30, 2019	(Unaudited)

The tax character of dividends and distributions paid during the years ended October 31, 2018 and 2017 was as follows (000):

	Ordinary Income	Long-Term Capital Gain	Total
2018	$302	$293	$595
2017	116	—	116

As of October 31, 2018, the components of distributable earnings on a tax basis were as follows (000):

Undistributed Ordinary Income	$395
Undistributed Long-Term Capital Gain	231
Unrealized Appreciation	110

Total Distributable Earnings	$736

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund has no capital loss carryforwards at October 31, 2018.

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2019, were as follows (000):

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 21,181	$1,618	$(1,064)	$554

8.	Concentration of Risks:

Equity Risk — Since the Fund purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Volatility Risk —Although the Fund seeks to manage volatility within its portfolio, there is no guarantee that the Fund will be successful. Securities in the Fund’s portfolio may be subject to price volatility, and the Fund’s share price may not be any less volatile than the market as a whole and could be more volatile. The Adviser’s determinations/expectations regarding volatility may be incorrect or inaccurate, which may also adversely affect the Fund’s actual volatility. The Fund also may underperform other funds with similar investment objectives and strategies. The Fund may provide protection in volatile markets by potentially curbing or mitigating the risk of loss in declining equity markets, but the Fund’s opportunity to achieve returns when the equity markets are rising may also be limited. In general, the greater the protection against downside loss, the lesser the Fund’s opportunity to participate in the returns generated by rising equity markets; however, there is no guarantee that the Fund will be successful in protecting the value of its portfolio in down markets.

Foreign Company Risk — Investing in foreign companies, including direct investments and through Depositary Receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency, the value of which may be influenced by currency exchange rates and exchange control regulations. Changes in the value of a currency compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While Depositary Receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in Depositary Receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Notes to Financial Statements

April 30, 2019	(Unaudited)

Emerging Market Risk — Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Currency Risk — As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

Medium and Smaller Capitalization Risk — The medium- and smaller-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these medium- and small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium- and small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Style Risk — Since the Fund pursues a “value style” of investing, if the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

9.	Other:

At April 30, 2019, 85% of total shares outstanding for the Institutional Class Shares were held by two record shareholders each owning 10% or greater of the aggregate total shares outstanding. At April 30, 2019, 94% of total shares outstanding for the Investor Class Shares were held by two record shareholder each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

10.	Regulatory Matters

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earning on a book basis in the Statement of Assets & Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately. The disaggregated amounts from the prior fiscal year are broken out below if there were both distributions from net investment income and realized capital gains, otherwise, the amount on the current Statement of Changes for the prior fiscal year end represents distributions of net investment income.

11.	New Accounting Pronouncement:

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

Notes to Financial Statements

April 30, 2019	(Unaudited)

12.	Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2018 to April 30, 2019.

The table below illustrates your Fund’s costs in two ways:

• Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return —the account values shown do not apply to your specific investment.

	Beginning Account Value 11/01/18	Ending Account Value 04/30/19	Annualized Expense Ratios	Expenses Paid During Period*
LSV Global Managed Volatility Fund

Actual Fund Return
Institutional Class Shares	$1,000.00	$1,046.50	0.75%	$3.81
Investor Class Shares	1,000.00	1,045.70	1.00	5.07

Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,021.10	0.75%	$3.76
Investor Class Shares	1,000.00	1,019.80	1.00	5.01

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Board Consideration in Re-Approving the Advisory Agreement (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on February 26, 2019 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Board Consideration in Re-Approving the Advisory Agreement (Unaudited)

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Trust:

The Advisors’ Inner Circle Fund

Fund:

LSV Global Managed Volatility Fund

Adviser:

LSV Asset Management

Distributor:

SEI Investments Distribution Co.

Administrator:

SEI Investments Global Fund Services

Legal Counsel:

Morgan, Lewis & Bockius LLP

The Fund files their complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT within sixty days after period end. The Funds’ Form N-Q and Form N-PORT reports are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-386-3578; and (ii) on the SEC’s website at http://www.sec.gov.

LSV-SA-009-0500

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 9, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 9, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller, and CFO

Date: July 9, 2019